Acquisitions (Details) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Dec. 28, 2013	Sep. 28, 2013	Sep. 28, 2013 Series of Individually Immaterial Business Acquisitions [Member] business
Business Acquisition [Line Items]
Number of Businesses Acquired			2
Acquisitions, net of cash acquired			$ 106
Purchase price of property, plant and equipment			50
Purchase price of intangible assets			41
Goodwill	$ 1,907	$ 1,902	$ 12